UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 99.6%
New Jersey - 97.5%
Atlantic County Improvement Authority,
Notes (Aviation Park Project)	2.00	10/3/18	210,000		210,050
Bergen County,
GO Notes	3.00	12/3/18	100,000		100,420
Bergen County,
GO, Refunding, Ser. A	4.00	10/15/18	100,000		100,268
Bergen County Improvement Authority,
Government Loan Revenue Bonds	4.00	9/4/18	120,000		120,022
Bergen County Improvement Authority,
Note (County Guaranteed Project
Notes - Emerson Oradell Land
Acquisition)	2.50	12/12/18	500,000		501,447
Camden County Improvement
Authority,
Lease Revenue Bonds, Ser. A	3.50	9/4/18	150,000		150,021
Camden County Improvement
Authority,
Lease Revenue Bonds, Ser. A	4.00	9/4/18	300,000		300,056
Camden County Improvement
Authority,
Special Revenue Bonds (Congregation
Beth El Project) (LOC; TD Bank)	1.61	9/7/18	2,180,000	[a]	2,180,000
Cherry Hill Township School District,
GO, Refunding	5.00	2/15/19	115,000		116,823
Clayton Borough School District,
GO Notes	3.50	9/4/18	340,000		340,044
East Brunswick Township Board of
Education,
GO, Refunding	4.00	11/1/18	1,155,000		1,159,729
Essex County,
BAN	2.50	9/12/18	600,000		600,132
Essex County,
GO	4.00	9/4/18	430,000		430,082
Fair Lawn,
BAN	1.10	9/14/18	100,000		99,977
Florence Township School District,
GO, Refunding	4.00	3/1/19	130,000		131,480
Gloucester County Improvement
Authority,
Revenue Bonds, Refunding (Insured;
County Guaranteed) Series 2013 A	4.00	9/1/18	360,000		360,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 99.6% (continued)
New Jersey - 97.5% (continued)
Gloucester County Improvement
Authority,
Revenue Bonds, Refunding, Series
2015 A	4.00	12/1/18	220,000		221,338
Howell Township,
BAN, Refunding, Series 2017 A	3.00	10/17/18	4,700,000		4,707,419
Hudson County,
GO Notes	4.00	9/4/18	100,000		100,021
Hudson County Improvement Authority,
Notes	3.25	10/31/18	1,000,000		1,002,578
Hudson County Improvement Authority,
Revenue Bonds, Refunding, Ser. C-1	2.25	10/18/18	265,000		265,076
Lawrence Township School District,
GO Notes	3.00	9/4/18	160,000		160,015
Livingston Township,
BAN	3.00	2/6/19	3,072,000		3,089,093
Mahwah Township,
GO Notes	4.00	10/15/18	100,000		100,285
Mercer County,
BAN, Series 2018 A	5.00	2/28/19	4,000,000		4,065,340
Mercer County Improvement Authority,
Solid Waste Revenue Bonds,
Refunding (Insured; County
Guaranteed) Series 2010 A	5.00	12/3/18	125,000		126,115
Middlesex County Improvement
Authority,
Revenue Bonds	2.75	9/17/18	100,000		100,059
Middlesex County Improvement
Authority,
Revenue Bonds	3.00	9/17/18	435,000		435,292
Monmouth County Improvement
Authority,
Lease Revenue Bonds	5.00	10/1/18	200,000		200,579
Morris Township,
GO	4.00	9/17/18	215,000		215,232
New Jersey Economic Development
Authority,
Economic Development Revenue
Bonds, Refunding (Jewish Community
Foundation MetroWest Inc. Project)
(LOC; Wells Fargo Bank NA)	1.72	9/7/18	3,900,000	[a]	3,900,000
New Jersey Economic Development
Authority,
EDR (Maroukian Realty, LLC Project)
(LOC; TD Bank)	1.66	9/7/18	295,000	[a]	295,000
New Jersey Economic Development
Authority,
EDR (Paddock Realty, LLC Project)
(LOC; Wells Fargo Bank)	1.77	9/7/18	1,560,000	[a]	1,560,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 99.6% (continued)
New Jersey - 97.5% (continued)
New Jersey Economic Development
Authority,
EDR (Volunteers of America Delaware
Valley Property, Inc. Project) (LOC; TD
Bank)	1.61	9/7/18	295,000	[a]	295,000
New Jersey Economic Development
Authority,
EDR, Refunding (RDR Investment
Company LLC Project) (LOC;
JPMorgan Chase Bank)	1.75	9/7/18	670,000	[a]	670,000
New Jersey Economic Development
Authority,
Revenue Bonds (Developmental
Disabilities Association of New Jersey
Inc. Project) (LOC; Wells Fargo Bank)	1.72	9/7/18	800,000	[a]	800,000
New Jersey Economic Development
Authority,
Revenue Bonds (ESARC, Inc. Project)
(Liquidity Facility; TD Bank)	1.61	9/7/18	1,635,000	[a]	1,635,000
New Jersey Economic Development
Authority,
Revenue Bonds (Falcon Safety
Products, Inc. Project) (LOC; PNC
Bank NA)	1.65	9/7/18	525,000	[a]	525,000
New Jersey Economic Development
Authority,
Revenue Bonds (MZR Real Estate, L.P.
Project) (LOC; Wells Fargo Bank)	1.77	9/7/18	2,845,000	[a]	2,845,000
New Jersey Economic Development
Authority,
Revenue Bonds (MZR Real Estate, L.P.
Project) (LOC; Wells Fargo Bank)	1.77	9/7/18	4,180,000	[a]	4,180,000
New Jersey Economic Development
Authority,
Revenue Bonds (Oak Hill Academy
Project) (LOC; Wells Fargo Bank)	1.72	9/7/18	660,000	[a]	660,000
New Jersey Economic Development
Authority,
Revenue Bonds (Parke Place
Associates, LLC Project) (LOC; TD
Bank)	1.66	9/7/18	3,570,000	[a]	3,570,000
New Jersey Economic Development
Authority,
Revenue Bonds (Pennington
Montessori School Project) (LOC;
Wells Fargo Bank)	1.72	9/7/18	460,000	[a]	460,000
New Jersey Economic Development
Authority,
Revenue Bonds (Somerset Hills YMCA
Project) (LOC; TD Bank)	1.61	9/7/18	1,420,000	[a]	1,420,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 99.6% (continued)
New Jersey - 97.5% (continued)
New Jersey Economic Development
Authority,
Revenue Bonds (Young Men's
Christian Association of Metuchen
Project) (LOC; Wells Fargo Bank)	1.72	9/7/18	450,000	[a]	450,000
New Jersey Environmental
Infrastructure,
Revenue Bonds	5.00	9/4/18	225,000		225,056
New Jersey Environmental
Infrastructure Trust,
Revenue Bonds, Refunding, Ser. A-R	4.00	9/4/18	400,000		400,072
New Jersey Health Care Facilities
Financing Authority,
New Jersey Health Care Facilities
Financing Authority, Revenue Bonds
(AHS Hospital Corporation Issue)
(LOC; JPMorgan Chase Bank)	1.56	9/7/18	700,000	[a]	700,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Atlantic Health
System Hospital Corporation Issue)
(LOC; Bank of America)	1.56	9/7/18	2,800,000	[a]	2,800,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Meridian Health
System Obligated Group Issue) (LOC;
JPMorgan Chase Bank)	1.56	9/7/18	4,700,000	[a]	4,700,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Meridian Nursing
and Rehabilitation, Inc. ) (LOC;
JPMorgan Chase Bank)	1.60	9/7/18	280,000	[a]	280,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds, Refunding (Catholic
Health East)	4.00	11/15/18	100,000		100,488
New Jersey Highway Authority,
Revenue Bonds (Garden State
Parkway) (Escrowed to Maturity)	6.00	1/1/19	1,410,000	[b]	1,431,270
New Jersey Housing & Mortgage Finance
Agency,
MF Housing Revenue Bonds, Series D	1.60	11/1/18	2,235,000		2,235,000
New Jersey Housing and Mortgage
Finance Agency,
Multi-Family Revenue Bonds (LOC;
Bank of America)	1.53	9/7/18	2,500,000	[a]	2,500,000
New Jersey Infrastructure Bank,
Revenue Bonds	5.00	9/4/18	110,000		110,029

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments - 99.6% (continued)
New Jersey - 97.5% (continued)
Newark Housing Authority,
Capital Fund Program Revenue Bonds,
Series 2014 A	4.00	12/1/18	125,000	125,735
Passaic Valley Water Commission,
Revenue Bonds, Refunding	4.00	12/15/18	115,000	115,759
Pequannock Township,
GO, Refunding	3.00	10/15/18	500,000	500,745
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)
(Citigroup ROCS, Series RR II R-
14086) (Liquidity Facility; Citibank
NA)	1.62	9/7/18	2,050,000[a,c,d]	2,050,000
Port Authority of New York and New
Jersey,
Revenue Bonds, Refunding	5.00	9/4/18	225,000	225,053
Sayreville,
GO Notes	3.50	9/17/18	100,000	100,000
Somerset County,
BAN	2.25	9/18/18	500,000	500,127
Tender Option Bond Trust Receipts
(Series 2016-XF2360), 10/15/23,
(Port Authority of New York and New
Jersey, Consolidated Bonds, 194th
Series) (Liquidity Facility; Citibank
NA)	1.58	9/7/18	900,000[a,c,d]	900,000
Tender Option Bond Trust Receipts
(Series 2016-XF2370), 6/15/30,
(New Jersey Transportation Trust
Fund Authority, Federal Highway
Reimbursement Revenue Notes)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.58	9/7/18	5,000,000[a,c,d]	5,000,000
Tender Option Bond Trust Receipts
(Series 2016-XF2393), 6/15/41,
(New Jersey Economic Development
Authority, School Facilities
Construction Revenue Bonds)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.58	9/7/18	3,750,000[a,c,d]	3,750,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0468), 6/15/19,
(New Jersey Transportation Trust
Fund Authority (Transportation
System)) (LOC; Royal Bank of Canada)	1.61	9/7/18	5,200,000[a,c,d]	5,200,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0470), 7/1/20,
(New Jersey Turnpike Authority,
Turnpike Revenue Bonds) (LOC; Royal
Bank of Canada)	1.61	9/7/18	4,700,000[a,c,d]	4,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments - 99.6% (continued)
New Jersey - 97.5% (continued)
Tender Option Bond Trust Receipts
(Series 2017-ZF2477), 11/1/21,
Revenue Bonds, Refunding (Rutgers
University) (Liquidity Facility;
Citibank NA)	1.57	9/7/18	1,900,000[a,c,d]	1,900,000
Tender Option Bond Trust Receipts
(Series 2017-ZF2479), 6/15/20,
(Liquidity Facility; Citibank NA)	1.56	9/7/18	2,345,000[a,c,d]	2,345,000
Tender Option Bond Trust Receipts
(Series 2018-XL0063), 10/1/24,
(Port Authority of New York and New
Jersey) (Liquidity Facility; Citibank
NA)	1.62	9/7/18	1,795,000[a,c,d]	1,795,000
Tender Option Bond Trust Receipts
(Series 2018-ZF2625), 10/1/28,
(Liquidity Facility; Morgan Stanley
Bank)	1.61	9/7/18	4,800,000[a,c,d]	4,800,000
Wanaque School District,
GO, Refunding	3.00	9/1/18	100,000	100,000
				94,543,327
New York - 2.1%
Port Authority of New York and New
Jersey,
CP	1.33	9/18/18	2,000,000	2,000,000
Total Investments (cost $96,543,327)			99.6%	96,543,327
Cash and Receivables (Net)			0.4%	357,995
Net Assets			100.0%	96,901,322

[a] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities amounted to
$32,440,000 or 33.48% of net assets.
[d] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	96,543,327
Level 3 - Significant Unobservable Inputs	-
Total	96,543,327

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)